Revenue (Schedule of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Revenue [Line Items]
Total revenues	$ 751,304	$ 691,796	$ 573,957
Israel [Member]
Disclosure Of Revenue [Line Items]
Revenue from sale of electricity	603,261	593,941	486,680
Revenue from sale of steam	15,395	16,006	18,476
Others	6,301	8,883	11,512
Total revenues	624,957	618,830	516,668
United States [Member]
Disclosure Of Revenue [Line Items]
Revenue from sale of electricity	52,784	36,959	25,780
Revenue from provision of services	73,563	36,007	31,509
Total revenues	$ 126,347	$ 72,966	$ 57,289